UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blenheim Capital Management, L.L.C.
           -----------------------------------------------------
Address:   300 Connell Drive, Suite 5200
           -----------------------------------------------------
           Berkeley Heights, New Jersey 07922
           -----------------------------------------------------

Form 13F File Number: 28-12313
                      --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Joseph F. Esposito
        -------------------------
Title:  Managing Director
        -------------------------
Phone:  (732) 560-6246
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/Joseph F. Esposito    Berkeley Heights, New Jersey     February 13, 2009
---------------------    ----------------------------     -----------------
[Signature]              [City, State]                    [Date]

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  -----------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           63
                                         -----------
Form 13F Information Table Value Total:  $749,303.00  (thousands)
                                         -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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

FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE     SHARED     NONE
-------------------------- ------------------ --------- -------- ------- --- ---- ------- -------- -------- ---------- --------
ALCOA INC COM              Common Stock       013817101    90194 8010100 SH       SOLE              8010100          0        0
ALLEGHENY ENERGY INC COM   Common Stock       17361106      1524   45000 SH       SOLE                45000          0        0
ALUMINA LTD SPONSORED ADR  ADR                022205108     1926  450000 SH       SOLE               450000          0        0
ALUMINUM CORP CHINA LTD
SPON                       ADR                022276109     9457  700000 SH       SOLE               700000          0        0
AMEREN CORP                Common Stock       23608102     11475  345000 SH       SOLE               345000          0        0
AMERICAN ELEC POWER INC
COM                        Common Stock       025537101    10317  310000 SH       SOLE               310000          0        0
AQUA AMER INC              Common Stock       03836W103    10295  500000 SH       SOLE               500000          0        0
ARCH COAL INC COM          Common Stock       039380100     2281  140000 SH       SOLE               140000          0        0
BANK OF AMERICA CORP       Common Stock       060505104     2816  200000 SH       SOLE               200000          0        0
BHP BILLITON LTD           ADR                088606108    30245  705000 SH       SOLE               705000          0        0
BLACKROCK CORP HIGH YLD
III                        Common Stock       09255M104       37   10301 SH       SOLE                10301          0        0
CENTERPOINT ENERGY INC     Common Stock       15189T107     5679  450000 SH       SOLE               450000          0        0
CENTURY ALUM CO COM        Common Stock       156431108    10000 1000000 SH       SOLE              1000000          0        0
CHESAPEAKE ENERGY CORP COM Common Stock       165167107    11319  700000 SH       SOLE               700000          0        0
CHINA PETE & CHEM CORP
SPONS                      ADR                16941R108    18580  300700 SH       SOLE               300700          0        0
CLIFFS NAT RES INC COM     Common Stock       18683K101     2049   80000 SH       SOLE                80000          0        0
CMS ENERGY CORP COM        Common Stock       125896100     4044  400000 SH       SOLE               400000          0        0
COMPANHIA DE SANEAMENTO
BASICO                     ADR                20441A102     3632  150000 SH       SOLE               150000          0        0
COMPANHIA VALE DO RIO DOCE ADR                204412209    18528 1530000 SH       SOLE              1530000          0        0
CONSOL ENERGY INC COM      Common Stock       20854P109     2744   96000 SH       SOLE                96000          0        0
DEERE & CO COM             Common Stock       244199105    15328  400000 SH       SOLE               400000          0        0
DOW CHEM CO COM            Common Stock       260543103    89211 5911900 SH       SOLE              5911900          0        0
DRYSHIPS INC SHS           Common Stock       Y2109Q101     2132  200000 SH       SOLE               200000          0        0
DU PONT E I DE NEMOURS &
CO                         Common Stock       263534109      299   11800 SH       SOLE                11800          0        0
EAGLE MATLS INC            Common Stock       26969P108     6444  350000 SH       SOLE               350000          0        0
FIRSTENERGY CORP COM       Common Stock       337932107     7287  150000 SH       SOLE               150000          0        0
FREEPORT MCMORAN COPPER &
GOLD                       Common Stock       35671D857    22773  931800 SH       SOLE               931800          0        0
FREIGHTCAR AMER INC        Common Stock       357023100     5481  300000 SH       SOLE               300000          0        0
GREAT PLAINS ENERGY INC
COM                        Common Stock       391164100     1933  100000 SH       SOLE               100000          0        0
HUANENG PWR INTL INC SPON
ADR                        ADR                443304100    14590  500000 SH       SOLE               500000          0        0
ISHARES BARCLAYS TIPS BOND Common Stock       464287176    26795  270000 SH       SOLE               270000          0        0
ISHARES INC MSCI BRAZIL
FREE                       Common Stock       464286400    43656 1250900 SH       SOLE              1250900          0        0
ISHARES INC MSCI TAIWAN
IND FD                     Common Stock       464286731       76   10000 SH       SOLE                10000          0        0
ISHARES TR FTSE XINHAU HK  Common Stock       464287184    42352 1451400 SH       SOLE              1451400          0        0
ISHARES MSCI JAPAN INDEX
FUND                       Common Stock       464286848      110   11500 SH       SOLE                11500          0        0
ITT CORP                   Common Stock       450911102      579   12600 SH       SOLE                12600          0        0
MASSEY ENERGY CORP COM     Common Stock       576206106     1931  140000 SH       SOLE               140000          0        0
MONSANTO CO NEW COM        Common Stock       61166W101      443    6300 SH       SOLE                 6300          0        0
MUELLER INDS INC COM       Common Stock       624756102     1487   59300 SH       SOLE                59300          0        0
NEWMONT MINING CORP
HOLDING CO                 Common Stock       651639106      219    5380 SH       SOLE                 5380          0        0
NUCOR CORP                 Common Stock       670346105    13795  298600 SH       SOLE               298600          0        0
O M GROUP INC COM          Common Stock       670872100    22166 1050000 SH       SOLE              1050000          0        0
PATRIOT COAL CORP COM      Common Stock       70336T104     1500  240000 SH       SOLE               240000          0        0
PEABODY ENERGY CORP COM    Common Stock       704549104     2048   90000 SH       SOLE                90000          0        0
PETROCHINA CO LTD SPONS
ADR                        ADR                71646E100    26694  300000 SH       SOLE               300000          0        0
PETROLEO BRASILEIRO SA     ADR                71654V408    44817 1830000 SH       SOLE              1830000          0        0
PG&E CORP COM              Common Stock       69331C108    11613  300000 SH       SOLE               300000          0        0
PPL CORP COM               Common Stock       69351T106     6184  201500 SH       SOLE               201500          0        0
PROGRESS ENERGY INC COM    Common Stock       743263105     3387   85000 SH       SOLE                85000          0        0
PUBLIC SVC ENTERPRISE
GROUP                      Common Stock       744573106     5542  190000 SH       SOLE               190000          0        0
RIO TINTO PLC SPONSORED
ADR                        ADR                767204100     4935   55500 SH       SOLE                55500          0        0
SCANA CORP NEW COM         Common Stock       80589M102     7120  200000 SH       SOLE               200000          0        0
SOUTHERN COPPER CORP DEL   Common Stock       84265V105     2008  125000 SH       SOLE               125000          0        0
SPDR TR UNIT SER 1 S & P   Common Stock       78462F103     4602   51000 SH       SOLE                51000          0        0
TECK COMINCO LTD CL B SUB
VTG                        Common Stock       878742204     4694  954000 SH       SOLE               954000          0        0
TECO ENERGY INC COM        Common Stock       872375100     4940  400000 SH       SOLE               400000          0        0
UNITED STATES STEEL CORP   Common Stock       912909108    14597  392400 SH       SOLE               392400          0        0
UNIVERSAL FST PRODS INC    Common Stock       913543104     3364  125000 SH       SOLE               125000          0        0
USG CORP NEW COM           Common Stock       903293405     3216  400000 SH       SOLE               400000          0        0
WALTER INDS INC COM        Common Stock       93317Q105     3502  200000 SH       SOLE               200000          0        0
WATTS WATER TECHNOLOGIES
INC CL A                   Common Stock       942749102     7491  300000 SH       SOLE               300000          0        0
WISCONSIN ENERGY CORP COM  Common Stock       976657106    11545  275000 SH       SOLE               275000          0        0
XCEL ENERGY INC            Common Stock       98389B100     9275  500000 SH       SOLE               500000          0        0
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